Loans and Accounts Receivable from Customers	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Loans and Accounts Receivable from Customers

Note 10 - Loans and Accounts Receivable from Customers

a)Loans and accounts receivable from customers

As of December 31, 2019, the composition of the loan portfolio is as follows:

		Allowances for loan losses
		Individual	Group
As of December 31, 2019	Gross Assets	allowances	allowances	Totals	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans:
Commercial loans	12,288,810	193,135	224,925	418,060	11,870,750
Foreign trade loans	1,109,169	—	74,488	74,488	1,034,681
Checking account debtors	154,276	—	10,508	10,508	143,768
Factoring transactions	221,104	—	3,694	3,694	217,410
Student loans	654,721	—	19,442	19,442	635,279
Leasing transactions	1,005,209	—	16,302	16,302	988,907
Other commercial loans and receivables	27,255	—	2,705	2,705	24,550
Subtotals	15,460,544	193,135	352,064	545,199	14,915,345
Mortgage loans:
Loans with mortgage finance bonds	30,269	—	378	378	29,891
Endorsable mutual mortgage loans	103,850	—	1,408	1,408	102,442
Other mutual mortgage loans	4,384,547	—	63,528	63,528	4,321,019
Mortgage leasing transactions	336,587	—	12,879	12,879	323,708
Other mortgage loans and receivables	20,788	—	308	308	20,480
Subtotals	4,876,041	—	78,501	78,501	4,797,540
Consumer loans:
Installment consumer loans	2,005,038	—	193,726	193,726	1,811,312
Checking account debtors	206,738	—	20,106	20,106	186,632
Credit card balances	537,741	—	37,998	37,998	499,743
Consumer leasing transactions	3,113	—	227	227	2,886
Other consumer loans and receivables	45,599	—	4,360	4,360	41,239
Subtotals	2,798,229	—	256,417	256,417	2,541,812
Totals	23,134,814	193,135	686,982	880,117	22,254,697

Note 10 - Loans and Accounts Receivable from Customers, continued

As of December 31, 2018, the composition of the loan portfolio is as follows:

		Allowances for loan losses
		Individual	Group
As of December 31, 2018	Gross Assets	allowances	allowances	Totals	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans:
Commercial loans	11,457,388	133,610	258,177	391,787	11,065,601
Foreign trade loans	928,443	—	7,964	7,964	920,479
Checking account debtors	131,100	—	6,801	6,801	124,299
Factoring transactions	210,567	—	9	9	210,558
Student loans	676,689	—	51,091	51,091	625,598
Leasing transactions	928,160	—	25,113	25,113	903,047
Other commercial loans and receivables	34,553	—	1,942	1,942	32,611
Subtotals	14,366,900	133,610	351,097	484,707	13,882,193
Mortgage loans:
Loans with mortgage finance bonds	38,364	—	472	472	37,892
Endorsable mutual mortgage loans	118,668	—	8,016	8,016	110,652
Other mutual mortgage loans	3,953,245	—	52,138	52,138	3,901,107
Mortgage leasing transactions	312,118	—	4,395	4,395	307,723
Other mortgage loans and receivables	23,432	—	1,096	1,096	22,336
Subtotals	4,445,827	—	66,117	66,117	4,379,710
Consumer loans:
Installment consumer loans	1,921,785	—	155,472	155,472	1,766,313
Checking account debtors	209,492	—	17,579	17,579	191,913
Credit card balances	481,567	—	38,426	38,426	443,141
Consumer leasing transactions	6,203	—	476	476	5,727
Other consumer loans and receivables	50,716	—	5,343	5,343	45,373
Subtotals	2,669,763	—	217,296	217,296	2,452,467
Totals	21,482,490	133,610	634,510	768,120	20,714,370

Guarantees taken by the Bank to secure collections of rights reflected in its loan portfolios are real mortgage-type guarantees (urban and rural property, farm land, ships and aircraft, mining claims and other assets) and pledges (inventory, farm assets, industrial assets, plantings and other pledged assets). As of December 31, 2019 and 2018, the fair value of guarantees taken corresponds to 135.51% and 136.48% of the assets covered, respectively.

In the case of mortgage guarantees, as of December 31, 2019 and 2018, the fair value of the guarantees taken corresponds to 89.87% and 90.10% of the balance receivable on loans, respectively.

The Bank finances its customers’ purchases of assets, including real estate and other personal property, through finance lease agreements that are presented within this item. As of December 31, 2019, the Bank recorded MCh$628,823 in finance leases for property (MCh$436,654 as of December 31, 2018) and MCh$716,401 in finance leases for real estate property (MCh$809,826 as of December 31, 2018).

Note 10 - Loans and Accounts Receivable from Customers, continued

The following tables present the movements for the total loan portfolio disaggregated by individually and group assesed loans for the year ended December 31, 2019 and 2018:

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Loan portfolio
Opening balances as of January 1, 2019	—	367,611	140,943	508,554	17,697,774	2,532,128	744,034	20,973,936	21,482,490
Changes in the allowances								—	—
- Transfer to stage 1	—	—	—	—	392,454	(371,983)	(20,471)	—	—
- Transfer to stage 2	—	—	—	—	(749,463)	816,577	(67,114)	—	—
- Transfer to stage 3	—	(116,202)	116,202	—	(113,903)	(192,565)	306,468	—	—
-Charge-off	—	—	(21,841)	(21,841)	(13,979)	(22,862)	(114,590)	(151,431)	(173,272)
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—	—
New financial assets originated or purchased	—	55,367	32,129	87,496	6,487,407	583,765	184,664	7,255,836	7,343,332
Financial assets that have been derecognized	—	(46,681)	(11,754)	(58,435)	(5,024,522)	(771,046)	(201,451)	(5,997,019)	(6,055,454)
Net transfer from (to) group assessed	20,807	25,659	—	46,466	(20,807)	(25,659)	—	(46,466)	—
Foreign exchange and other movements	—	35,734	12,532	48,266	36,154	315,844	137,454	489,452	537,718
Ending balances as of December 31, 2019	20,807	321,488	268,211	610,506	18,691,115	2,864,199	968,994	22,524,308	23,134,814

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Loan portfolio
Opening balances as of January 1, 2018	39,213	307,702	22,132	369,047	15,227,713	3,540,274	1,245,571	20,013,558	20,382,605
Changes in the allowances								—	—
- Transfer to stage 1	—	—	—	—	465,545	(453,418)	(12,127)	—	—
- Transfer to stage 2	(39,213)	39,213	—	—	(624,014)	684,868	(60,854)	—	—
- Transfer to stage 3	—	—	—	—	(63,263)	(138,912)	202,175	—	—
-Charge-off	—	—	—	—	(13,837)	(26,525)	(105,451)	(145,813)	(145,813)
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—	—
New financial assets originated or purchased	—	69,356	41,626	110,982	5,530,053	501,380	186,025	6,217,458	6,328,440
Financial assets that have been derecognized	—	(8,129)	—	(8,129)	(4,221,649)	(871,600)	(212,737)	(5,305,986)	(5,314,115)
Net transfer from (to) group assessed	—	—	—	—	—	—	—	—	—
Foreign exchange and other movements	—	(40,531)	77,185	36,654	1,397,226	(703,939)	(498,568)	194,719	231,373
Ending balances as of December 31, 2018	—	367,611	140,943	508,554	17,697,774	2,532,128	744,034	20,973,936	21,482,490

Note 10 - Loans and Accounts Receivable from Customers, continued

The following table presents the movements for the Commercial loans portfolio disaggregated by individually and group assesed loans for the year ended December 31, 2019:

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals

Opening balances as of January 1, 2019	—	367,611	140,943	508,554	11,935,270	1,428,951	494,125	13,858,346	14,366,900
Changes in the allowances
- Transfer to stage 1	—	—	—	—	158,836	(145,228)	(13,608)	—	—
- Transfer to stage 2	—	—	—	—	(430,358)	454,203	(23,845)	—	—
- Transfer to stage 3	—	(116,202)	116,202	—	(85,689)	(113,481)	199,170	—	—
-Charge-off	—	—	(21,841)	(21,841)	(654)	(1,314)	(74,877)	(76,845)	(98,686)
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—	—
New financial assets originated or purchased	—	55,367	32,129	87,496	4,901,848	341,720	115,347	5,358,915	5,446,411
Financial assets that have been derecognized	—	(46,681)	(11,754)	(58,435)	(4,049,247)	(506,777)	(149,445)	(4,705,469)	(4,763,904)
Net transfer from (to) group assessed	20,807	25,659	—	46,466	(20,807)	(25,659)	—	(46,466)	—
Foreign exchange and other movements	—	35,733	12,533	48,266	36,212	293,402	131,943	461,557	509,823
Ending balances as of December 31, 2019	20,807	321,487	268,212	610,506	12,445,411	1,725,817	678,810	14,850,038	15,460,544

The following table presents the movements for the Commercial loans portfolio disaggregated by individually and group assesed loans for the year ended December 31, 2018:

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals

Opening balances as of January 1, 2018	39,213	307,702	22,132	369,047	10,143,732	2,252,265	951,502	13,347,499	13,716,546
Changes in the allowances
- Transfer to stage 1	—	—	—	—	252,306	(245,768)	(6,538)	—	—
- Transfer to stage 2	(39,213)	39,213	—	—	(297,179)	319,361	(22,182)	—	—
- Transfer to stage 3	—	—	—	—	(38,989)	(70,966)	109,955	—	—
-Charge-off	—	—	—	—	(248)	(2,739)	(68,752)	(71,739)	(71,739)
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—	—
New financial assets originated or purchased	—	69,356	41,626	110,982	4,181,172	271,747	131,865	4,584,784	4,695,766
Financial assets that have been derecognized	—	(8,129)	—	(8,129)	(3,359,810)	(638,568)	(172,661)	(4,171,039)	(4,179,168)
Net transfer from (to) group assessed	—	—	—		—	—	—
Foreign exchange and other movements	—	(40,531)	77,185	36,654	1,054,286	(456,381)	(429,064)	168,841	205,495
Ending balances as of December 31, 2018	—	367,611	140,943	508,554	11,935,270	1,428,951	494,125	13,858,346	14,366,900

Note 10 - Loans and Accounts Receivable from Customers, continued

The following table presents the movements of the Mortgage loans portfolio for the year ended December 31, 2019:

	Group assessed
	Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Totals

Opening balances as of January 1, 2019	3,626,811	659,119	159,897	4,445,827
Changes in the allowances
- Transfer to stage 1	112,611	(112,195)	(416)	—
- Transfer to stage 2	(174,723)	210,287	(35,564)	—
- Transfer to stage 3	(12,815)	(64,770)	77,585	—
-Charge-off	(36)	(115)	(12,230)	(12,381)
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	763,342	17,230	2,298	782,870
Financial assets that have been derecognized	(330,014)	(62,240)	(20,063)	(412,317)
Foreign exchange and other movements	58,589	8,694	4,759	72,042
Ending balances as of December 31, 2019	4,043,765	656,010	176,266	4,876,041

The following table presents the movements of the Mortgage loans portfolio for the year ended December 31, 2018:

	Group assessed
	Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Totals

Opening balances as of January 1, 2018	3,273,643	702,101	177,009	4,152,753
Changes in the allowances
- Transfer to stage 1	104,374	(103,260)	(1,114)	—
- Transfer to stage 2	(189,936)	223,677	(33,741)	—
- Transfer to stage 3	(12,797)	(57,063)	69,860	—
-Charge-off	—	(3)	(8,697)	(8,700)
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	589,959	17,008	2,417	609,384
Financial assets that have been derecognized	(302,784)	(62,366)	(18,533)	(383,683)
Foreign exchange and other movements	164,352	(60,975)	(27,304)	76,073
Ending balances as of December 31, 2018	3,626,811	659,119	159,897	4,445,827

Note 10 - Loans and Accounts Receivable from Customers, continued

The following table presents the movements of the Consumer loans portfolio for the year ended December 31, 2019:

	Group assessed
	Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Totals

Opening balances as of January 1, 2019	2,135,693	444,058	90,012	2,669,763
Changes in the allowances
- Transfer to stage 1	121,007	(114,560)	(6,447)	—
- Transfer to stage 2	(144,382)	152,087	(7,705)	—
- Transfer to stage 3	(15,399)	(14,314)	29,713	—
-Charge-off	(13,289)	(21,433)	(27,483)	(62,205)
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	822,217	224,815	67,019	1,114,051
Financial assets that have been derecognized	(645,261)	(202,029)	(31,943)	(879,233)
Foreign exchange and other movements	(58,647)	13,748	752	(44,147)
Ending balances as of December 31, 2019	2,201,939	482,372	113,918	2,798,229

The following table presents the movements of the Consumer loans portfolio for the year ended December 31, 2018:

	Group assessed
	Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Totals

Opening balances as of January 1, 2018	1,810,338	585,908	117,060	2,513,306
Changes in the allowances
- Transfer to stage 1	108,865	(104,390)	(4,475)	—
- Transfer to stage 2	(136,899)	141,830	(4,931)	—
- Transfer to stage 3	(11,477)	(10,883)	22,360	—
-Charge-off	(13,589)	(23,783)	(28,002)	(65,374)
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	758,922	212,625	51,743	1,023,290
Financial assets that have been derecognized	(559,055)	(170,666)	(21,543)	(751,264)
Foreign exchange and other movements	178,588	(186,583)	(42,200)	(50,195)
Ending balances as of December 31, 2018	2,135,693	444,058	90,012	2,669,763

Note 10 - Loans and Accounts Receivable from Customers, continued

b)Portfolio characteristics

As of December 31, 2019 and 2018, the loan portfolio before allowances for loan losses by customer economic activity was as follows:

	As of December 31, 2019
	Local loans	Foreign loans	Totals	Distribution percentage
	MCh$	MCh$	MCh$	%
Commercial loans
Manufacturing	988,739	111,000	1,099,739	4.75%
Mining	292,263	259,352	551,615	2.38%
Electricity, gas and water	685,749	439,792	1,125,541	4.87%
Agriculture and livestock	309,648	174,295	483,943	2.09%
Forestry and wood extraction	48,192	5,136	53,328	0.23%
Fishing	42,397	4,505	46,902	0.20%
Transport	478,737	80,534	559,271	2.42%
Communications	25,209	9,717	34,926	0.15%
Construction	1,757,874	348,955	2,106,829	9.11%
Commerce	1,439,969	689,210	2,129,179	9.20%
Services	2,864,307	1,080,264	3,944,571	17.05%
Others	2,275,275	1,049,425	3,324,700	14.37%
Subtotals	11,208,359	4,252,185	15,460,544	66.82%
Mortgage loans	4,211,094	664,947	4,876,041	21.08%
Consumer loans	1,923,745	874,484	2,798,229	12.10%
Total	17,343,198	5,791,616	23,134,814	100%

	As of December 31, 2018
	Local loans	Foreign loans	Totals	Distribution percentage
	MCh$	MCh$	MCh$	%
Commercial loans
Manufacturing	982,497	114,714	1,097,211	5.11%
Mining	424,883	252,894	677,777	3.16%
Electricity, gas and water	600,667	356,706	957,373	4.46%
Agriculture and livestock	207,271	139,098	346,369	1.61%
Forestry and wood extraction	24,511	5,172	29,683	0.14%
Fishing	1,945	1,530	3,475	0.02%
Transport	509,354	191,047	700,401	3.26%
Communications	23,886	62,191	86,077	0.40%
Construction	1,436,096	310,530	1,746,626	8.13%
Commerce	861,291	758,817	1,620,108	7.54%
Services	2,735,023	1,137,037	3,872,060	18.02%
Others	2,436,337	793,403	3,229,740	15.03%
Subtotals	10,243,761	4,123,139	14,366,900	66.88%
Mortgage loans	3,852,962	592,865	4,445,827	20.70%
Consumer loans	1,750,986	918,777	2,669,763	12.43%
Total	15,847,709	5,634,781	21,482,490	100%

Note 10 - Loans and Accounts Receivable from Customers, continued

c)Allowances for loans losses

Movements in allowances for loan losses during the year ended December 31, 2019 and 2018, under IFRS 9, detailed as follows:

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Opening balances as of January 1, 2019	—	46,153	87,457	133,610	138,492	232,447	263,571	634,510	768,120
Changes in the allowances
-Net transfer to stage 1	—	—	—	—	29,418	(23,245)	(6,173)	—	—
-Net transfer to stage 2	—	—	—	—	(14,077)	28,023	(13,946)	—	—
-Net transfer to stage 3	—	(22,642)	22,642	—	(5,171)	(29,876)	35,047	—	—
- Increases due to change in credit risk	—	1,216	62,685	63,901	19,691	80,613	105,143	205,447	269,348
- Decreases due to change in credit risk	—	(7,758)	(1,096)	(8,854)	(51,409)	(39,540)	(11,452)	(102,401)	(111,255)
- Charge-Offs	—	—	(13,891)	(13,891)	(983)	(7,631)	(144,859)	(153,473)	(167,364)
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—	—
New financial assets originated or purchased	—	12,496	7,376	19,872	73,009	91,324	98,595	262,928	282,800
Financial assets that have been derecognized	—	(1,824)	(3,152)	(4,976)	(49,158)	(62,668)	(82,517)	(194,343)	(199,319)
Net transfer from (to) group assessed	—	933	—	933	—	(933)	—	(933)	—
Foreign exchange and other movements	—	13,426	(10,886)	2,540	5,603	(8,217)	37,861	35,247	37,787
Ending balances as of December 31, 2019	—	42,000	151,135	193,135	145,415	260,297	281,270	686,982	880,117

Note 10 - Loans and Accounts Receivable from Customers, continued

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Opening balances as of January 1, 2018	—	49,389	32,736	82,125	126,230	248,129	284,089	658,448	740,573
Changes in the allowances
-Net transfer to stage 1	—	—	—	—	—	36,325	41,471	77,796	77,796
-Net transfer to stage 2	—	—	—	—	(5,233)	—	49,097	43,864	43,864
-Net transfer to stage 3	—	—	—	—	(4,354)	(22,811)	—	(27,165)	(27,165)
- Increases due to change in credit risk	—	3,732	16,587	20,319	18,307	18,459	28,670	65,436	85,755
- Decreases due to change in credit risk	—	(532)	(1,706)	(2,238)	(23,460)	(27,162)	(9,105)	(59,727)	(61,965)
- Charge-Offs	—	—	—	—	(21,316)	(18,559)	(95,091)	(134,966)	(134,966)
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—	—
New financial assets originated or purchased	—	6,428	17,037	23,465	66,074	54,568	77,069	197,711	221,176
Financial assets that have been derecognized	—	(20,636)	(15,355)	(35,991)	(19,950)	(58,405)	(78,728)	(157,083)	(193,074)
Net transfer from (to) group assessed	—	7,772	38,158	45,930	138	(1,761)	(38,158)	(39,781)	6,149
Foreign exchange and other movements	—	—	—	—	2,056	3,664	4,257	9,977	9,977
Ending balances as of December 31, 2018	—	46,153	87,457	133,610	138,492	232,447	263,571	634,510	768,120

The detail by type of portfolio (commercial, mortgage and consumer) is as follow:

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
Commercial	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Opening balances as of January 1, 2019	—	46,153	87,457	133,610	61,971	109,805	179,321	351,097	484,707
Changes in the allowances
-Net transfer to stage 1	—	—	—	—	9,243	(7,555)	(1,688)	—	—
-Net transfer to stage 2	—	—	—	—	(6,626)	10,260	(3,634)	—	—
-Net transfer to stage 3	—	(22,642)	22,642	—	(1,927)	(11,340)	13,267	—	—
- Increases due to change in credit risk	—	1,216	62,685	63,901	13,071	32,280	46,212	91,563	155,464
- Decreases due to change in credit risk	—	(7,758)	(1,096)	(8,854)	(18,572)	(19,449)	(8,373)	(46,394)	(55,248)
- Charge-Offs	—	—	(13,891)	(13,891)	(28)	(179)	(68,119)	(68,326)	(82,217)
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—	—
New financial assets originated or purchased	—	12,496	7,376	19,872	36,672	35,008	45,007	116,687	136,559
Financial assets that have been derecognized	—	(1,824)	(3,152)	(4,976)	(23,152)	(28,514)	(58,013)	(109,679)	(114,655)
Net transfer from (to) group assessed	—	933	—	933	—	(933)	—	(933)	—
Foreign exchange and other movements	—	13,426	(10,886)	2,540	2,384	(9,712)	25,377	18,049	20,589
Ending balances as of December 31, 2019	—	42,000	151,135	193,135	73,036	109,671	169,357	352,064	545,199

Note 10 - Loans and Accounts Receivable from Customers, continued

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
Commercial	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Opening balances as of January 1, 2018	—	49,389	32,736	82,125	63,093	131,854	211,463	406,410	488,535
Changes in the allowances
-Net transfer to stage 1	—	—	—	—	—	14,148	24,174	38,322	38,322
-Net transfer to stage 2	—	—	—	—	(1,047)	—	39,461	38,414	38,414
-Net transfer to stage 3	—	—	—	—	(3,426)	(18,176)	—	(21,602)	(24,602)
- Increases due to change in credit risk	—	3,732	16,587	20,319	8,594	6,716	12,823	28,133	48,452
- Decreases due to change in credit risk	—	(532)	(1,706)	(2,238)	(12,651)	(10,713)	(8,321)	(31,685)	(33,923)
- Charge-Offs	—	—	—	—	(10,983)	(7,447)	(57,566)	(75,996)	(75,996)
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—	—
New financial assets originated or purchased	—	6,428	17,037	23,465	27,419	16,594	42,544	86,557	110,022
Financial assets that have been derecognized	—	(20,636)	(15,355)	(35,991)	(10,395)	(23,782)	(50,516)	(84,693)	(120,684)
Net transfer from (to) group assessed	—	7,772	38,158	45,930	138	(1,761)	(38,158)	(39,781)	6,149
Foreign exchange and other movements	—	—	—	—	1,229	2,372	3,417	7,018	7,018
Ending balances as of December 31, 2018	—	46,153	87,457	133,610	61,971	109,805	179,321	351,097	484,707

Note 10 - Loans and Accounts Receivable from Customers, continued

	Group assessed
	Stage 1	Stage 2	Stage 3
Mortgage	12-Month ECL	Lifetime ECL	Lifetime ECL	Subtotals	Totals
Opening balances as of January 1, 2019	5,756	37,800	22,561	66,117	66,117
Changes in the allowances
- Transfer to stage 1	3,316	(2,901)	(415)	—	—
- Transfer to stage 2	(484)	5,430	(4,946)	—	—
- Transfer to stage 3	(244)	(7,413)	7,657	—	—
- Increases due to change in credit risk	530	25,837	5,502	31,869	31,869
- Decreases due to change in credit risk	(4,200)	(8,916)	(2,564)	(15,680)	(15,680)
- Write-Offs	—	(16)	(2,624)	(2,640)	(2,640)
- Changes due to modifications that did not result in derecognition	—	—	—	—	—
New financial assets originated or purchased	1,347	1,622	512	3,481	3,481
Financial assets that have been derecognized	(605)	(2,553)	(2,343)	(5,501)	(5,501)
Changes in models/risk parameters	—	—	—	—	—
Foreign exchange and other movements	264	182	409	855	855
Ending balances as of December 31, 2019	5,680	49,072	23,749	78,501	78,501

	Group assessed
	Stage 1	Stage 2	Stage 3
Mortgage	12-Month ECL	Lifetime ECL	Lifetime ECL	Subtotals	Totals
Opening balances as of January 1, 2018	3,962	37,460	19,049	60,471	60,471
Changes in the allowances
- Transfer to stage 1	—	5,344	2,644	7,988	7,988
- Transfer to stage 2	(206)	—	4,253	4,047	4,047
- Transfer to stage 3	(73)	(2,918)	—	(2,991)	(2,991)
- Increases due to change in credit risk	1,203	5,921	1,619	8,743	8,743
- Decreases due to change in credit risk	(394)	(7,002)	(321)	(7,717)	(7,717)
- Write-Offs	—	(13)	(2,491)	(2,504)	(2,504)
- Changes due to modifications that did not result in derecognition	—	—	—	—	—
New financial assets originated or purchased	1,639	1,577	405	3,621	3,621
Financial assets that have been derecognized	(399)	(2,792)	(271)	(5,901)	(5,901)
Changes in models/risk parameters	—	—	—	—	—
Foreign exchange and other movements	24	223	113	360	360
Ending balances as of December 31, 2018	5,756	37,800	22,561	66,117	66,117

Note 10 - Loans and Accounts Receivable from Customers, continued

	Group assessed
	Stage 1	Stage 2	Stage 3
Consumer	12-Month ECL	Lifetime ECL	Lifetime ECL	Subtotals	Totals
Opening balances as of January 1, 2019	70,765	84,842	61,689	217,296	217,296
Changes in the allowances
- Transfer to stage 1	16,859	(12,789)	(4,070)	—	—
- Transfer to stage 2	(6,968)	12,334	(5,366)	—	—
- Transfer to stage 3	(3,000)	(11,123)	14,123	—	—
- Increases due to change in credit risk	6,090	34,493	53,429	94,012	94,012
- Decreases due to change in credit risk	(28,637)	(11,175)	(515)	(40,327)	(40,327)
- Write-Offs	(955)	(7,436)	(74,116)	(82,507)	(82,507)
- Changes due to modifications that did not result in derecognition	—	—	—	—	—
New financial assets originated or purchased	34,990	54,694	53,076	142,760	142,760
Financial assets that have been derecognized	(25,401)	(31,601)	(22,161)	(79,163)	(79,163)
Changes in models/risk parameters	—	—	—	—	—
Foreign exchange and other movements	2,949	1,268	129	4,346	4,346
Ending balances as of December 31, 2019	66,692	113,507	76,218	256,417	256,417

	Group assessed
	Stage 1	Stage 2	Stage 3
Consumer	12-Month ECL	Lifetime ECL	Lifetime ECL	Subtotals	Totals
Opening balances as of January 1, 2018	59,175	78,815	53,577	191,567	191,567
Changes in the allowances
- Transfer to stage 1	—	16,833	14,653	31,486	31,486
- Transfer to stage 2	(3,980)	—	5,383	1,403	1,403
- Transfer to stage 3	(855)	(1,717)	—	(2,572)	(2,572)
- Increases due to change in credit risk	8,510	5,822	14,228	28,560	28,560
- Decreases due to change in credit risk	(10,415)	(9,447)	(463)	(20,325)	(20,325)
- Write-Offs	(10,333)	(11,099)	(35,034)	(56,466)	(56,466)
- Changes due to modifications that did not result in derecognition	—	—	—	—	—
New financial assets originated or purchased	37,016	36,397	34,120	107,533	107,533
Financial assets that have been derecognized	(9,156)	(31,831)	(25,502)	(66,489)	(66,489)
Changes in models/risk parameters		—	—	—	—
Foreign exchange and other movements	803	1,069	727	2,599	2,599
Ending balances as of December 31, 2018	70,765	84,842	61,689	217,296	217,296

Note 10 - Loans and Accounts Receivable from Customers, continued

d)Portfolio sales

As of December 31, 2019 and 2018, the Bank and its subsidiaries engaged in portfolio purchases and sales. The effect on result of these transactions amounts to MCh$14,588 as of December 31, 2019 (MCh$1,602 as of December 31, 2018), is recorded within net gains from trading and investment income activities in the consolidated statement of income for the year, disclosed in Note 25 “Net income (expense) from financial operations” within “Sale of loans and accounts receivable from customers”.

d.1) Current and charged-off portfolios sales

As of December 31, 2019 and 2018, the Bank and its subsidiaries derecognized 100% of its sold portfolio, thus complying with the requirements of the accounting policy for derecognizing financial assets and liabilities in Note 1, letter l), point iv) of the annual Consolidated Financial Statements. The main sales during 2019 and 2018 were of loans related to Law 20,027, which are detailed in point d.2).

	For the year ended December 31, 2019					For the year ended December 31, 2018
				Adjustment	Net effect on				Adjustment	Net effect on
Portfolio	Loan Value	Allowances	Sale price	to EIR	income	Loan Value	Allowances	Sale price	to EIR	income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currents	14,231	(14,113)	4,130	(207)	3,805	62,261	24,797	24,662	—	(12,802)
Charged-offs	—	—	2,199	—	2,199	—	—	1,132	—	1,132
Totales	14,231	(14,113)	6,329	(207)	6,004	62,261	24,797	25,794	—	(11,670)

d.2) CAE portfolio sale

For the year ended December 31, 2019, a gain was recognized amounting to MCh$8,584  (MCh$13,272 for the year ended December 31, 2018) corresponding to the income generated in the sale included directly in the Consolidated Statement of Income under “Net income from financial operations”. An adjustment to the effective interest rate for MCh$9,079 as of December 31, 2019 (MCh$11,768 as of December 31, 2018) is allocated to the portion of the CAE portfolio that was classified as loans at amortized cost, recognizing an effective interest rate equivalent for all these operations, according to IFRS 9.

	Al 31 de diciembre de 2019					Al 31 de diciembre de 2018
				Adjustment	Net effect on				Adjustment	Net effect on
Portfolio	Loan Value	Allowances	Sale price	to EIR	income	Loan Value	Allowances	Sale price	to EIR	income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
CAE	103,201	(849)	120,015	9,079	8,584	95,521	(119)	120,442	11,768	13,272

Note 10 - Loans and Accounts Receivable from Customers, continued

e)Lease

As of December 31, 2019 and 2018, the Bank’s scheduled cash flows to be received from finance lease contracts have the following maturities:

	Total receivable		Unearned income		Net lease receivable
	As of December 31,		As of December 31,		As of December 31,
	2019	2018	2019	2018	2019	2018
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Up to one month	13,793	29,177	7	1,310	13,786	27,867
More than 1 month to 3 months	4,033	31,278	54	2,636	3,979	28,642
More than 3 months up to 1 year	39,184	116,526	1,839	10,621	37,345	105,905
More than 1 year up to 3 years	263,280	257,976	23,286	31,491	239,994	226,485
More than 3 years up to 6 years	413,066	28,492	71,543	54,922	341,523	229,998
More than 6 years	1,172,198	1,077,447	463,916	449,864	708,282	627,584
Totals	1,905,554	1,797,324	560,645	550,844	1,344,909	1,246,481

	As of December 31,
Leasing transactions	2019	2018
	MCh$	MCh$
Commercial	1,005,209	928,160
Mortgage	336,587	312,118
Consumer	3,113	6,203
Totals	1,344,909	1,246,481